Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2023 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels | Vessel	4
Net book value | $	$ 75,425
Vessels Financed Through Sale and Leaseback Agreements [Member]
Senior Long-Term Debt [Abstract]
Number of vessels | Vessel	2
Net book value | $	$ 39,000